5 Loss from operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss from operations is stated after charging/(crediting):
Changes in inventories of finished goods and work in progress		£ (976)	£ 202
Depreciation of property, plant and equipment
From continuing operations	£ 979	1,011	974
From discontinued operations		5	9
Depreciation of right of use asset
From continuing operations	303
From discontinued operations
Amortisation of intangible assets - product and marketing rights
From continuing operations	3	100	193
From discontinued operations		334	1,384
Impairment of intangible assets			1,500
Fees payable to the Company's auditor for the audit of the parent company	110	111	110
Fees payable to the Company's subsidiary auditors for the audits of the susidiary accounts	48	143	140
Fees payable to the Company's auditor for:
Other services	66	83	100
Operating lease expense:
Property		386	277
Plant and machinery
Arrangement/penalty fees for loan facility		469	57
Foreign exchange(gain)/ loss	131	212	(39)
Loss on disposal of property, plant and equipment		165	27
Equity settled share based payment	£ (34)	£ (36)	£ 520